Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement

Assets and liabilities measured or disclosed at fair value are summarized below:

	Total fair value at December 31, 2016	Fair value measurement or disclosure at December 31, 2016 using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,674		1,674
Money market fund	4,419	4,419
Short-term investments
Fixed-rate held-to-maturity investments	41,868		41,868
Long-term notes payable	33,253		33,253

Fair value measurements

Recurring
Short-term investments
Fixed-rate available-for-sale debt investments	14,378		14,378
Adjustable-rate available-for-sale debt investments	14,987		14,987
Available-for-sale equity investments	29	29

Other invested securities	7,748		7,748

Long-term investments
Available-for-sale equity investments	497	497

Non-recurring
Long-term investments				3	(151)
Intangible assets				—	(1)

Total assets measured at fair value	37,639	526	37,113	3	(152)

In 2016, the value of a cost method investment was written down to zero, as a result of declining financial performance and a change in the business circumstances of the investee. The corresponding impairment charge incurred was recorded in earnings for the year then ended.

	Total fair value at December 31, 2017		Fair value measurement or disclosure at December 31, 2017 using
			Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In millions)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	130	20		130
Money market fund	2,384	366	2,384
Short-term investments
Fixed-rate held-to-maturity investments	48,695	7,484		48,695
Long-term notes payable	35,943	5,524		35,943

Fair value measurements

Recurring
Short-term investments
Fixed-rate available-for-sale debt investments	30,022	4,614		30,022
Adjustable-rate available-for-sale debt investments	10,693	1,643		10,693

Other invested securities	18,350	2,820		18,350

Long-term investments
Available-for-sale equity investments	2,773	426	2,773
Investments accounted for at fair value	321	49			321

Other non-current assets
Derivative Instruments	168	26		168

Non-recurring
Long-term investments					203	(575)	(88)
Intangible assets					272	(139)	(21)
Fixed assets					—	(70)	(11)
Other non-current assets					4	(37)	(6)

Total assets measured at fair value	62,327	9,578	2,773	59,233	800	(821)	(126)